Acquisitions and Divestitures - Operations of the Company and its Subsidiaries (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	¥ 2,754,190
Net Income	¥ 310,937